Expense Example - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	Oct. 25, 2025 USD ($)
U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,315
U.S. GOVERNMENT MONEY MARKET FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0